CASH FLOW ITEMS	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Cash Flow Items	Cash Flow Items
(a)Adjustments for other non-cash items within operating activities

		Years ended December 31,
	Notes	2021	2020
Finance costs	9	$5.2	$23.3
Share-based compensation	35	6.9	11.7
Derivative loss	30(b), 30(c)	2.4	53.0
Write-down of assets		4.9	3.4
Write-down of inventories		98.2	5.7
Changes in estimates of asset retirement obligations at closed sites	8	40.7	6.1
Gain on sale of 70% interest in Eastern Borosi property		—	(4.1)
Share of net loss from investment in associate, net of income taxes	19	0.6	1.6
Interest income	10	(4.2)	(8.9)
Fair value of deferred consideration from the sale of Sadiola		(4.6)	—
Effects of exchange rate fluctuation on cash and cash equivalents		9.7	(8.7)
Effects of exchange rate fluctuation on restricted cash		2.9	(2.7)
Loss on redemption of 7% senior notes	10	—	22.5
Gain on establishment of the Rosebel UJV	10	—	(16.9)
Gain on sale of Sadiola	20	—	(4.1)
Gain on sale of royalties	10	(45.9)	—
Gain on sale of investment in INV Metals	10	(16.1)	—
Insurance recoveries	10	(10.2)	—
Employee service provision		2.8	2.2
Other		(11.7)	5.3
		$81.6	$89.4
(b)Movements in non-cash working capital items and non-current ore stockpiles

	Years ended December 31,
	2021	2020
Receivables and other current assets	$17.0	$(24.4)
Inventories and non-current ore stockpiles	(36.7)	(3.4)
Accounts payable and accrued liabilities	11.7	7.2
	$(8.0)	$(20.6)
(c) Other investing activities

		Years ended December 31,
	Notes	2021	2020
Advances to Staatsolie		$(48.5)	$(30.9)
Repayment from Staatsolie		45.5	44.7
Cash received on sale of Sadiola		1.8	25.0
Acquisition of investments		(0.2)	(2.2)
Interest received		3.8	7.1
Increase in restricted cash		(6.0)	(6.4)
Purchase of additional common shares of associate	19	(1.7)	—
Capital expenditures for exploration and evaluation assets		(1.9)	(0.6)
Acquisition of exploration and evaluation assets	22	(5.0)	(0.4)
Acquisition of royalty interests		(7.2)	—
Repayment for other assets		(0.3)	0.2
Advances to related parties	38	—	(0.1)
Repayments from related parties	38	—	0.1
Other		(1.7)	(0.1)
		$(21.4)	$36.4
(d) Reconciliation of long-term debt arising from financing activities

	Notes	Equipment loans	5.75% senior notes	7% senior notes	Total
Balance, January 1, 2020		$20.4	$—	$388.1	$408.5
Cash changes:
Gross proceeds	28(a), 28(c)	10.9	450.0	—	460.9
Deferred transaction costs		—	(7.5)	—	(7.5)
Repayments		(6.2)	—	(421.3)	(427.5)
Non-cash changes:
Amortization of deferred financing charges		0.1	0.3	0.5	0.9
Foreign currency translation		2.8	—	—	2.8
Change in fair value of embedded derivative		—	(4.2)	12.0	7.8
Loss on redemption		—	—	22.5	22.5
Other		—	—	(1.8)	(1.8)
Balance, December 31, 2020		$28.0	$438.6	$—	$466.6
Cash changes:
Repayments		(7.7)	—	—	(7.7)
Non-cash changes:
Amortization of deferred financing charges		—	0.9	—	0.9
Foreign currency translation		(1.6)	—	—	(1.6)
Change in fair value of embedded derivative		—	6.9	—	6.9
Other		—	(0.7)	—	(0.7)
Balance, December 31, 2021		$18.7	$445.7	$—	$464.4